Summary of principal accounting policies - Schedule of estimated useful lives of property and equipment (Details)	12 Months Ended
Mar. 31, 2020
Buildings
Property and Equipment, net
Estimated useful lives (in years)	35 years
General equipment | Minimum
Property and Equipment, net
Estimated useful lives (in years)	3 years
General equipment | Maximum
Property and Equipment, net
Estimated useful lives (in years)	10 years
Motor vehicle
Property and Equipment, net
Estimated useful lives (in years)	4 years
Leasehold improvements
Property and Equipment, net
Estimated useful lives (in years)	5 years
Warehouse equipment under capital lease
Property and Equipment, net
Estimated useful lives (in years)	10 years